Intangible assets and goodwill	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill
Intangible assets and goodwill

Note 13. Intangible assets and goodwill

						Internally-
Cost	Brand	Customer				developed
in €‘000	name	base	Licenses		Technology	software	Goodwill	Total
Balance as of January 1, 2022	8,993	68,273	690,345		83,445	48,126	258,993	1,158,175
Additions	—	—	93,346		8,915	17,730	—	119,991
Additions through acquisitions (Note 3)	3,901	6,721	61		17,469	—	49,316	77,468
Disposals	—	—	(42,186)		(5,800)	(1,291)	—	(49,277)
Disposal due to reduction in service potential	—	—	(646)		—	—	—	(646)
Translation adjustments	283	976	706		3,572	374	7,505	13,416
Balance as of December 31, 2022	13,177	75,970	741,626		107,601	64,939	315,814	1,319,127
Additions	—	—	1,023,457		6,324	28,301	—	1,058,082
Additions through acquisitions	—	—	—		2,718	—	4,236	6,954
Disposals	(71)	(776)	(226,020)		(3,000)	(5,170)	—	(235,037)
Disposal due to reduction in service potential	—	—	(4,077)		—	—	—	(4,077)
Translation adjustments	(78)	(619)	(127)		(2,258)	(1,545)	(5,652)	(10,279)
Balance as of December 31, 2023	13,028	74,575	1,534,859		111,385	86,525	314,398	2,134,770

Accumulated amortization and impairment
€‘000
Balance as of January 1, 2022	(6,442)	(28,206)	(265,136)		(18,821)	(20,257)	(10,841)	(349,703)
Amortization	(1,039)	(6,543)	(144,065)	[1]	(13,402)	(7,782)	—	(172,831)
Disposals	—	—	42,186		5,800	1,290	—	49,276
Translation adjustments	(228)	(224)	(390)		(21)	(390)	(984)	(2,237)
Balance as of December 31, 2022	(7,709)	(34,973)	(367,405)		(26,444)	(27,139)	(11,825)	(475,495)
Amortization	(1,246)	(6,664)	(161,279)	[1]	(13,728)	(8,849)	—	(191,766)
Impairment (Note 13.1)	(311)	(1,142)	—		(1,908)	—	(6,493)	(9,854)
Disposals	71	776	227,800		3,000	5,170	—	236,817
Translation adjustments	60	144	569		864	901	321	2,859
Balance as of December 31, 2023	(9,135)	(41,859)	(300,315)		(38,216)	(29,917)	(17,997)	(437,439)
Carrying amount
As of December 31, 2022	5,468	40,997	374,221		81,157	37,800	303,989	843,632
As of December 31, 2023	3,893	32,716	1,234,544		73,169	56,608	296,401	1,697,331
1	Includes €160.0 million and €140.2 million of sport rights amortization for the years ended December 31, 2023 and 2022, respectively.

Brand name

As of December 31, 2023 and 2022, brand names with a carrying amount of €0.9 million, have indefinite useful lives. These are classified as intangible assets with indefinite useful lives based on an analysis of the product life cycles and other relevant factors indicating that the future positive cash flows are expected to be generated for an indefinite period of time.

Internally-developed software

During the years ended December 31, 2023,2022 and 2021, the Company capitalized internally-developed software costs of €28.3 million, €17.7 million and €11.8 million, respectively, which are shown separately on the consolidated statements of profit or loss and other comprehensive income in the following line items:

	Years Ended December 31,
in €‘000	2023	2022	2021
Personnel expenses	21,773	15,560	11,592
Purchases services and licenses (excluding depreciation and amortization)	6,528	2,170	202
Internally-developed software cost capitalized	28,301	17,730	11,794

Licenses

As of December 31, 2023 and 2022, additions to licenses in the amount of €882.2 million and €78.6 million, respectively, were unpaid and recognized as liabilities. Further, additions of €46.0 million and €4.9 million as of December 31, 2023 and 2022, respectively, relate to barter transactions.

As of December 31, 2023, additions of €87.3 million relate to a recognized asset resulting from granted equity instruments and a warrant to a licensor. There were no additions resulting from granted equity instruments for the year ended December 31, 2022.

During the years ended December 31, 2023, 2022 and 2021, the Company settled €143.1 million, €117.7 million and €82.2 million, respectively, of prior years’ liabilities related to the acquisition of intangible assets.

During the years ended December 31, 2023, 2022 and 2021, the cash outflows for acquisitions of intangible assets amounted to €185.5 million, €154.3 million and €124.9 million, respectively.

The three largest sport rights included within licenses have net book values of €584.9 million, €194.5 million and €144.1 million and constitute 75% of the balance as of December 31, 2023. The remaining useful lives are eight years, nine years and six years, respectively.

13.1 Impairment test

Goodwill

For the purpose of impairment testing, goodwill acquired through business combinations is allocated to a cash generating unit (“CGU”) that is expected to benefit from the synergies of the combination and represents the lowest level within the Company at which goodwill is monitored for internal management purposes and which is not higher than the Company’s operating segments.

Allocation of the carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount are as follows:

Goodwill per CGU	RoW	RoW	RoW	United
in €‘000	Betting	Betting AV	Other	States
Goodwill as of January 1, 2022	29,452	106,296	17,504	94,900
Acquisition	46,237	—	3,079	—
Foreign currency translation effect	(1,793)	3,875	(56)	4,495
Goodwill as of December 31, 2022	73,896	110,171	20,527	99,395
Acquisition	4,236	—	—	—
Impairment	—	—	(6,493)	—
Foreign currency translation effect	424	(2,463)	(140)	(3,152)
Goodwill as of December 31, 2023	78,556	107,708	13,894	96,243

Key assumptions used
For 2022:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	38.5%	14.6%	22.7%	26.7%
Discount rate —WACC (before taxes)	12.2%	12.1%	13.7%	15.1%
For 2023:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	33.6%	13.1%	12.5%	25.0%
Discount rate —WACC (before taxes)	13.2%	13.2%	15.7%	15.7%
1	The budgeted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.

An impairment is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of its value in use and its fair value less costs to sell. Management determines the recoverable amount of a CGU on the basis of its value in use.

For each of the years presented in these consolidated financial statements, management assessed with careful consideration the recoverable amount of the CGUs. In 2023, an impairment test performed for RoW Other cash generating unit resulted in a goodwill impairment charge. As the carrying amount of the CGU Other was €39.0 million, which was determined to be higher than its recoverable amount and an impairment loss related to goodwill of €6.5 million was recognized in the consolidated statement of profit or loss and other comprehensive income during the year ended December 31, 2023. The impairment was related to the impact of changes related to the Company’s business strategies. As of December 31, 2023, no impairment of goodwill was identified for the RoW Betting, RoW AV or United States CGUs, as the recoverable value of the CGUs exceeded the carrying value.

As of December 31, 2022, no impairment of goodwill was identified for any of the CGUs, as the recoverable value of the CGUs exceeded the carrying value.

Sensitivity analyses of reasonably possible changes in the underlying assumptions for the CGUs are as follows:

●	0% terminal value growth rate;
●	2% decrease in sustainable EBITDA margin
●	1% increase in discount rate
●	1% decrease in discount rate in combination with another change in underlying assumption

None of these sensitivity analyses in isolation or in combination indicated the RoW Betting, RoW AV and United States CGU’s recoverable amount would fall below their carrying amount in either in 2023 or 2022.

If the sustainable EBITDA margin and discount rate assumptions used in the impairment test for RoW Other CGU as of December 31, 2023 were changed to a greater extent than as indicated above, the changes would, in isolation and in combination, lead to a further impairment loss being recognized for the year ended December 31, 2023 in the amounts as follows:

Further
in €‘000	impairment
Decrease terminal value growth rate to 0%	(4,511)
Decrease sustainable EBITDA margin by 2%	(14,041)
Increase discount rate by 1%	(5,147)
Decrease discount rate by 1% and decrease sustainable EBITDA margin by 2%	(9,765)

None of these sensitivity analyses in isolation or in combination indicated the RoW Other’s recoverable amount would fall below its carrying amount in 2022.

Other intangible assets

In 2023, the Company committed to a plan to retain and divest certain elements of Interact Sport Pty Ltd. and its subsidiaries (together, “Interact”) following a strategic review. Interact was a business acquired in 2021. As a result of this strategic review, management performed an impairment assessment of the assets held by Interact. The carrying value of the assets held by Interact which were divested were a customer base of €0.7 million, technology of €0.5 million and a brand name of €0.1 million. As a result, the intangible assets related to the Interact business were fully impaired by €1.2 million, which is recognized as impairment on intangible assets on the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2023.

In 2023, the Company committed to ramp-down business activities related to Sportradar B.V. (formerly Ortec Sports B.V.), which was acquired in 2022, following a strategic review. As a result of this strategic review, management performed an impairment assessment of the assets held by Sportradar B.V. The carrying value of the assets held by Sportradar B.V. which were ramped-down consisted of technology of €1.4 million, a customer base of €0.5 million and a brand name of €0.2 million. As a result, these assets were fully impaired by €2.2 million, which is recognized as impairment on intangible assets on the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2023.

The changes in business strategy related to Interact and Sportradar B.V. impacted the recoverable amount of CGU Other RoW, which had a goodwill impairment charge of €6.5 million recognized in the consolidated statement of profit or loss and other comprehensive income during the year ended December 31, 2023 as described above.

There was not any indication of impairment other intangible assets in 2023. In 2022 and 2021, the Company assessed whether there is any indication that other intangible assets may be impaired, considering external and internal sources of information and concluded that no indicators of impairment were identified.